Derivative Losses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Realized gains	CAD 101.2	CAD 468.7
Unrealized losses	(163.6)	(706.8)
Derivative losses	CAD (62.4)	CAD (238.1)